UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422

                   Lotsoff Capital Management Equity Trust
                   ---------------------------------------
              (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (312)368-1442
                                                          -------------

                      Date of fiscal year end: September 30
                                               ------------
                    Date of reporting period: March 31, 2004
                                              --------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                    Lotsoff Capital Management Micro Cap Fund
                    -----------------------------------------


                                SEMIANNUAL REPORT

                                 MARCH 31, 2004



--------------------------------------------------------------------------------

March 31, 2004


Dear Shareholders,

The equity markets generated positive returns in the first quarter. Stocks with small market capitalizations were up 6.26% as measured by the Russell 2000 Index and 6.67% as measured by the Richards and Tierney (R&T) Custom Micro Cap Index*. The Lotsoff Capital Management Micro Cap Fund (the "Fund") generated a return of 6.60% for the same period. The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

For the most part, the Fund was sector neutral to the R&T Custom Micro Cap Index. The Fund was slightly overweighted in healthcare and capital goods (both less than 1% more than the index) and underweighted in financials and utilities (almost 2% and 1% less than the index respectively).

The Fund holds a portfolio of approximately 450 broadly diversified micro cap stocks, with no single stock representing more than 1% of the Fund. The larger positions included Dominion Homes (0.95%), Meadowbrook Insurance Group (0.90%), Radica Games (0.80%) and Titan Pharmaceutical (0.76%).** Due to the limited focus of the Fund, it is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, produce diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

The price to earnings (P/E) ratio was 20.30; about 20% less than that of the R&T Custom Micro Cap Index P/E of 25.90. The Russell 2000 Index P/E is 29.60. The growth measures were comparable to the R&T Custom Micro Cap Index. The average weighted market capitalization is $254 million for the Fund versus $286 million for the R&T Custom Micro Cap Index and $954 million for the Russell 2000 Index.

MARKET OVERVIEW
---------------

Stocks, in general, came in with very good earnings reports in the first quarter and the Fund's stocks did particularly well in most cases. As a result we are very optimistic about the balance of 2004 on both a relative and absolute basis. We currently expect to see a continuation of a broad market up-move in 2004 - though we suspect many of the technology stocks are now above fair value.

The market has done exceptionally well over the last 12 months, with the Russell 2000 Index up almost 64% for the period, and many analysts have been a bit surprised and/or skeptical of the move. We think most market analysts have failed to factor in the significance of the recent tax cut, low inflation, and the dramatic earnings growth of corporate America - especially given the relative unattractiveness of most fixed income securities. We feel that the April 2003 tax cut is one of the most market friendly pieces of legislation ever enacted, thereby making the market worth 15-20% more than without the tax cut. With this added value, it is possible that the market is currently as under-priced now as it was at the beginning of 2003. Inventories are low and productivity is high, suggesting that job creation may explode, which may allow the media to appreciate the market recovery. Cash levels are extraordinarily high, taxes have been dramatically lowered and inflation is very low, explaining the strong 2003 and we believe indicating a stronger 2004 than most expect. Earnings have come in significantly above expectations, adding to our fair value targets for the market.

Stocks with small capitalizations have traditionally done very well coming out of economic troughs. Small capitalization stock selection opportunities are as attractive as ever, though certainly most of the valuation edge over large capitalization stocks has dissipated.

GOING FORWARD
-------------

o The Fund's stocks are conservatively priced with strong operations that we believe are exposed to the upside of an economic recovery.

o Small market capitalization stocks no longer offer significant discounts to large market capitalization stocks, although they will probably trade at a significant premium to large market capitalization stocks before they trade at a significant discount.

o We expect the stock market to ultimately have higher price to earnings ratios (P/Es) and lower earnings yield by the end of 2004 than today.


Sincerely,

/s/ Joseph N. Pappo
Joseph N. Pappo
Director of Equity Investments
Senior Portfolio Manager


*The Richards and Tierney (R&T) Custom Benchmark includes securities that meet the following criteria: (1) traded on a national exchange (NYSE, AMEX, or NASDAQ); (2) no ADRs or MLPs, preferred stocks or investment funds; (3) not on standard R&T elimination list, which includes announced takeovers in final stages; (4) market price greater than $1.50 per share; (5) minimum market capitalization greater than $50mm but less than $250mm; (6) minimum daily volume of at least $25,000; (7)minimum of 85% of days traded over the relevant performance period; and (8) maximum of 10% in any one stock. Securities are weighted using a basic capitalization-weighted scheme linked to the deciles of the NYSE. This process allows the benchmark's weighting parameters to float with market movements through time rather than stand rigidly.

** Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, its Adviser or Distributor.

Not authorized for use unless preceded or accompanied by a current Lotsoff Capital Management Micro Cap Fund prospectus.

The Lotsoff Capital Management Micro Cap Fund is distributed by UMB Distribution Services, LLC.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                            MARCH 31 2004 (UNAUDITED)

Number of
  Shares                                                         Value
---------                                                        -----
           COMMON STOCKS - 98.66%
             ADVERTISING - 0.65%
     4,800   Equity Marketing, Inc.*                                71,520
    16,000   Sitel Corp.*                                           40,160
    40,000   Traffix, Inc.                                         206,000
                                                              -------------
                                                                   317,680
                                                              -------------
             AEROSPACE/DEFENSE - 1.83%
    14,920   The Allied Defense Group, Inc.*                       287,508
     9,100   Ducommun, Inc.*                                       212,667
    12,300   Herley Industries, Inc.*                              232,224
     3,400   LMI Aerospace, Inc.*                                    6,562
    10,200   Sensytech, Inc.*                                      159,426
                                                              -------------
                                                                   898,387
                                                              -------------
             AGRICULTURE - 0.67%
     4,300   The Andersons, Inc.                                    80,840
    13,500   Standard Commercial Corp.                             250,425
                                                              -------------
                                                                   331,265
                                                              -------------
             AIRLINES - 0.25%
    13,300   MAIR Holdings, Inc.*                                  121,562
                                                              -------------
                                                                   121,562
                                                              -------------
             APPAREL - 1.07%
    10,000   Ashworth, Inc.*                                        87,000
     7,500   Haggar Corp.                                          150,000
     4,000   Hartmarx Corp.                                         24,000
     7,300   Mossimo, Inc.*                                         29,047
     7,900   Skechers U.S.A., Inc.*                                103,569
     3,900   Steven Madden Ltd.*                                    77,844
     1,900   Tandy Brands Accessories, Inc.                         24,957
     7,200   Unifi, Inc.*                                           31,896
                                                              -------------
                                                                   528,312
                                                              -------------
             AUTO MANUFACTURERS - 0.16%
     5,675   Starcraft Corp.*                                       79,450
                                                              -------------
                                                                    79,450
                                                              -------------
             AUTO PARTS & EQUIPMENT - 1.10%
     9,600   Aftermarket Technology Corp.*                         141,024
    13,800   Dura Automotive Systems, Inc.*                        183,402
     4,700   Spartan Motors, Inc.                                   49,585
     2,600   Strattec Security Corp.*                              165,048
                                                              -------------
                                                                   539,059
                                                              -------------
             BANKS - 5.11%
     2,750   AmericanWest BanCorp.*                                 54,203
     2,500   C&F Financial Corp.                                   101,900
     1,800   Capital Crossing Bank*                                132,912
     2,800   Columbia BanCorp.                                      45,920
     3,500   Financial Institutions, Inc.                           80,220
     9,749   First Mutual Bancshares, Inc.                         234,958
     1,800   Great Southern BanCorp., Inc.                          88,434
    13,300   Intervest Bancshares Corp.*                           236,740
     8,600   Local Financial Corp.*                                187,480
       700   Macatawa Bank Corp.                                    19,509
     2,800   Mercantile Bank Corp.                                  99,400
     2,300   MetroCorp. Bancshares, Inc.                            34,431

                See accompanying Notes to Financial Statements.

             BANKS (CONTINUED) - 5.11%
     4,000   Northrim BanCorp., Inc.                               102,400
     4,100   Oak Hill Financial, Inc.                              133,865
     1,500   Ohio Legacy Corp.*                                     18,563
     1,600   Old Second BanCorp., Inc.                              82,272
     7,800   Peoples BanCorp., Inc.                                216,918
     3,900   Second BanCorp., Inc.                                 125,970
     4,600   Southside Bancshares, Inc.                             85,606
     6,800   Southwest BanCorp., Inc.                              117,640
     4,600   Taylor Capital Group, Inc.                            106,030
     2,800   Virginia Commerce BanCorp.*                            83,720
     5,200   Wilshire State Bank*                                  124,591
                                                              -------------
                                                                 2,513,681
                                                              -------------
             BIOTECHNOLOGY - 4.29%
    10,400   Aclara BioSciences, Inc.*                              40,768
    11,600   Aeterna Laboratories, Inc.*                            75,748
     2,900   Alexion Pharmaceuticals, Inc.*                         68,904
     3,900   Arena Pharmaceuticals, Inc.*                           25,350
    64,400   ArQule, Inc.*                                         382,536
    18,500   Avigen, Inc.*                                         101,177
    32,350   BioSphere Medical, Inc.*                              153,663
    13,500   Curis, Inc.*                                           67,905
    18,600   Gene Logic, Inc.*                                      93,930
    19,700   GenVec, Inc.*                                          68,359
     6,100   Illumina, Inc.*                                        46,055
    10,100   Interpore International*                              145,238
    17,900   LifeCell Corp.*                                       146,780
     7,300   Maxim Pharmaceuticals, Inc.*                           62,123
    26,600   Praecis Pharmaceuticals, Inc.*                        157,206
    17,100   Repligen Corp.*                                        51,471
     4,200   Sangamo Biosciences, Inc.*                             25,956
    20,300   Savient Pharmaceuticals, Inc.*                         76,734
     6,600   Sequenom, Inc.*                                        18,942
     2,000   Serologicals Corp.*                                    40,800
    19,600   Sonus Pharmaceuticals, Inc.*                          135,240
     2,700   Strategic Diagnostics, Inc.*                           10,665
    18,700   Vical, Inc.*                                          114,070
                                                              -------------
                                                                 2,109,619
                                                              -------------
             BUILDING MATERIALS - 1.46%
     5,600   Butler Manufacturing Co.*                             125,720
     8,100   Craftmade International, Inc.                         219,186
     5,200   Drew Industries, Inc.*                                182,416
       800   International Aluminum Corp.                           26,160
    27,900   U.S. Concrete, Inc.*                                  166,842
                                                              -------------
                                                                   720,324
                                                              -------------
             CHEMICALS - 1.85%
     3,200   Aceto Corp.                                            50,272
     5,500   Balchem Corp.                                         144,650
     4,700   Ethyl Corp.*                                           93,107
     4,500   Landec Corp.*                                          38,700
    11,700   Penford Corp.                                         194,922
     3,100   Quaker Chemical Corp.                                  78,740
     7,600   Stepan Co.                                            173,584
    16,600   Wellman, Inc.                                         138,610
                                                              -------------
                                                                   912,585
                                                              -------------

                See accompanying Notes to Financial Statements.

             COMMERCIAL SERVICES - 3.95%
     1,900   Bankrate, Inc.*                                        37,829
     7,300   Clark, Inc.*                                          124,100
    13,400   Cornell Companies, Inc.*                              155,038
    13,000   Discovery Partners International, Inc.*                79,950
     3,800   Exponent, Inc.*                                        85,580
     7,800   First Consulting Group, Inc.*                          48,828
    14,550   Healthcare Services Group, Inc.                       239,348
     5,000   Integrated Alarm Services Group, Inc.*                 47,550
    18,400   Mail-Well, Inc.*                                       82,248
     2,900   MemberWorks, Inc.*                                    101,268
     3,000   National Research Corp.*                               49,650
     2,967   NCO Group, Inc.*                                       69,347
    31,400   Newtek Business Services, Inc.*                       163,280
     6,300   Rent-Way, Inc.*                                        55,440
    11,800   Rewards Network, Inc.*                                118,000
     6,200   Rock of Ages Corp.                                     43,276
     8,200   SM&A*                                                  90,282
     9,100   Steiner Leisure Ltd.*                                 147,420
     9,700   Team, Inc.                                            130,562
    14,300   Workflow Management, Inc.*                             75,790
                                                              -------------
                                                                 1,944,785
                                                              -------------
             COMPUTERS - 3.96%
    10,200   Analysts International Corp.*                          30,090
    10,000   Ansoft Corp.*                                         144,200
     5,500   Brooktrout, Inc.*                                     109,120
     5,000   Catapult Communications Corp.*                         89,145
     8,300   Covansys Corp.*                                        96,114
     8,800   Dataram Corp.*                                         54,560
    21,800   InFocus Corp.*                                        203,830
    18,200   Iomega Corp.*                                         101,738
     1,500   LivePerson, Inc.*                                       7,950
     4,400   MTS Systems Corp.                                     121,748
     5,200   Neoware Systems, Inc.*                                 53,404
     6,000   NetScout Systems, Inc.*                                46,140
    13,500   NetSolve, Inc.*                                       139,725
    16,000   Optimal Robotics Corp., Class A*                      115,680
     3,500   Printronix, Inc.*                                      51,310
       400   Radisys Corp.*                                          8,360
     7,300   Synaptics, Inc.*                                      128,042
    12,300   Synplicity, Inc.*                                      88,560
     3,400   Talx Corp.                                             74,630
    20,900   Tier Technologies, Inc., Class B*                     223,421
     1,600   Transact Technologies, Inc.*                           62,320
                                                              -------------
                                                                 1,950,087
                                                              -------------
             COSMETICS/PERSONAL CARE - 0.54%
     4,400   Chattem, Inc.*                                        114,048
     4,600   Elizabeth Arden, Inc.*                                 97,152
     2,400   Inter Parfums, Inc.                                    55,176
                                                              -------------
                                                                   266,376
                                                              -------------

             DISTRIBUTION/WHOLESALE - 0.27%
     5,600   Building Material Holding Corp.                        98,280
     4,000   Valley National Gases, Inc.*                           36,720
                                                              -------------
                                                                   135,000
                                                              -------------

                See accompanying Notes to Financial Statements.

             DIVERSIFIED FINANCIAL SERVICES - 2.82%
     3,700   Advanta Corp., Class A                                 62,012
    18,600   Asta Funding, Inc.                                    354,330
     3,000   Delta Financial Corp.*                                 25,350
     7,400   Encore Capital Group, Inc.*                           122,914
    12,100   Metris Companies, Inc.                                 97,284
    12,641   MFC BanCorp. Ltd.                                     317,163
     7,300   Stifel Financial Corp.                                174,543
     4,800   United PanAm Financial Corp.*                          76,752
     8,000   World Acceptance Corp.*                               156,080
                                                              -------------
                                                                 1,386,428
                                                              -------------
             ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
     8,200   The Lamson & Sessions Co.*                             46,330
                                                              -------------
                                                                    46,330
                                                              -------------

             ELECTRONICS - 4.58%
     1,100   American Science & Engineering, Inc.*                  18,150
     2,600   Badger Meter, Inc.                                     96,850
     5,600   BEI Technologies, Inc.                                125,776
     5,400   California Micro Devices *                             71,820
    34,500   Compudyne Corp.*                                      387,746
     4,700   Cyberoptics Corp.*                                     84,412
     3,800   Daktronics, Inc.*                                      85,766
     4,100   Fargo Electronics, Inc.*                               46,330
     2,300   Faro Technologies, Inc.*                               52,831
     3,900   Frequency Electronics, Inc.                            64,350
    12,200   Innovex, Inc.*                                         82,838
    26,100   Meade Instruments Corp.*                              105,444
     5,000   Measurement Specialties, Inc.*                         96,900
     6,200   Merix Corp.*                                          114,390
    19,800   NU Horizons Electronics Corp.*                        208,296
     5,200   OSI Systems, Inc.*                                    104,000
     7,400   Planar Systems, Inc.*                                 105,302
     3,200   SBS Technologies, Inc.*                                49,472
     3,700   Sonic Solutions, Inc.*                                 70,152
     2,730   Sparton Corp.                                          23,205
     7,800   Stoneridge, Inc.*                                     112,476
     5,500   Sypris Solutions, Inc.                                 93,500
     1,900   Technology Research Corp.                              24,054
     2,200   X-Rite, Inc.                                           32,758
                                                              -------------
                                                                 2,256,818
                                                              -------------
             ENGINEERING & CONSTRUCTION - 0.66%
    15,900   Keith Cos, Inc.*                                      224,985
     8,000   Michael Baker Corp.*                                  101,360
                                                              -------------
                                                                   326,345
                                                              -------------
             ENTERTAINMENT - 1.20%
     2,800   Carmike Cinemas, Inc.*                                104,359
     7,700   Dover Downs Gaming & Entertainment, Inc.               82,467
     6,300   Nevada Gold & Casinos, Inc.*                          118,125
     9,100   Pinnacle Entertainment, Inc.*                         125,580
    39,200   Zomax, Inc.*                                          161,112
                                                              -------------
                                                                   591,643
                                                              -------------
             ENVIRONMENTAL CONTROL - 1.60%
     1,800   BHA Group Holdings, Inc.                               53,982
    12,900   Casella Waste Systems, Inc.*                          187,566
     6,500   Gundle/Slt. Environmental, Inc.*                      119,730
    18,600   Imco Recycling, Inc.*                                 175,212
     2,900   Met-Pro Corp.                                          48,720
    19,200   Waste Industries USA, Inc.                            200,448
                                                              -------------
                                                                   785,658
                                                              -------------

                See accompanying Notes to Financial Statements.

             FOOD - 1.08%
     1,500   J&J Snack Foods Corp.*                                 67,770
     4,600   John B. Sanfilippo & Son, Inc.*                       168,820
     4,800   Nash Finch Co.                                        113,664
    16,400   Poore Brothers, Inc.*                                  52,316
    18,300   Spartan Stores, Inc.*                                  82,350
     4,600   Tasty Baking Co.                                       45,310
                                                              -------------
                                                                   530,230
                                                              -------------
             GAS - 0.21%
     3,000   Cascade Natural Gas Corp.                              65,370
     1,500   Chesapeake Utilities Corp.                             38,430
                                                              -------------
                                                                   103,800
                                                              -------------
             HEALTHCARE-PRODUCTS - 3.49%
    11,500   Cantel Medical Corp.*                                 205,735
     9,800   Cardiac Science, Inc.*                                 42,826
     7,000   Cerus Corp.*                                           23,310
    22,000   Endologix, Inc.*                                      122,100
     1,600   Exactech, Inc.*                                        29,440
     1,050   Immucor, Inc.*                                         19,026
     8,100   Kensey Nash Corp.*                                    199,665
     5,600   Lifeline Systems, Inc.*                               105,784
    25,000   Med-Design Corp.*                                      95,750
     8,900   Medical Action Industries, Inc.*                      181,916
    11,800   Micro Therapeutics, Inc.*                              49,560
    22,600   North American Scientific, Inc.*                      226,000
    10,000   Novoste Corp.*                                         33,900
    20,000   Osteotech, Inc.*                                      129,000
     8,300   SurModics, Inc.*                                      165,253
       900   Young Innovations, Inc.                                31,581
     1,400   Zoll Medical Corp.*                                    55,972
                                                              -------------
                                                                 1,716,818
                                                              -------------
             HEALTHCARE-SERVICES - 4.46%
    10,300   Air Methods Corp.*                                     92,700
     8,000   Allied Healthcare International, Inc.*                 54,560
     6,600   America Service Group, Inc.*                          226,380
     7,200   American Medical Security Group, Inc.*                192,312
     2,300   Bio-Reference Laboratories, Inc.*                      36,363
    16,800   Chronimed, Inc.*                                      130,536
     6,000   Dynacq Healthcare, Inc.*                               31,680
    11,600   Emeritus Corp.*                                        86,420
    13,000   Five Star Quality Care, Inc.*                          50,570
     3,800   Horizon Health Corp.*                                  87,476
     6,290   National Dentex Corp.*                                171,088
    21,000   Option Care, Inc.*                                    239,190
     5,000   Orthodontic Centers Of America*                        39,500
     7,600   Pediatric Services of America, Inc.*                  104,044
    13,300   Prime Medical Services, Inc.*                          73,150
     6,666   Psychiatric Solutions, Inc.*                          124,988
    38,400   Radiologix, Inc.*                                     133,632
     6,200   RehabCare Group, Inc.*                                123,256
    14,300   U.S. Physical Therapy, Inc.*                          197,340
                                                              -------------
                                                                 2,195,185
                                                              -------------
             HOME BUILDERS - 0.94%
    12,200   Dominion Homes, Inc.*                                 464,210
                                                              -------------
                                                                   464,210
                                                              -------------
             HOME FURNISHINGS - 1.97%
     7,300   Bassett Furniture Industries, Inc.                    144,759
     7,600   Chromcraft Revington, Inc.*                           113,240
     2,000   Flexsteel Industries, Inc.                             41,000
     6,100   Hooker Furniture Corp.                                141,764
     4,600   MITY Enterprises, Inc.*                                78,384
    28,300   Salton, Inc.*                                         265,171
     8,200   The Singing Machine Co., Inc.*                          9,840
     4,500   Stanley Furniture Co., Inc.                           174,735
                                                              -------------
                                                                   968,893
                                                              -------------

                See accompanying Notes to Financial Statements.

             HOUSEHOLD PRODUCTS/WARES - 1.50%
     8,900   A.T. Cross Co.*                                        58,028
     4,500   CSS Industries, Inc.                                  149,625
     9,300   The First Years, Inc.                                 158,379
    26,500   Water Pik Technologies, Inc.*                         373,385
                                                              -------------
                                                                   739,417
                                                              -------------
             INSURANCE - 4.92%
     4,900   American Safety Insurance Holdings Ltd.*               71,344
     9,700   Argonaut Group, Inc.*                                 184,591
     3,900   Baldwin & Lyons, Inc., Class B                        113,217
    17,100   Capital Title Group, Inc.                              72,504
    22,800   Ceres Group, Inc.*                                    161,196
     2,200   Donegal Group, Inc., Class A                           44,088
     3,300   Donegal Group, Inc., Class B                           65,835
       500   Financial Industries Corp.*                             6,630
     6,600   FPIC Insurance Group, Inc.*                           151,338
     2,310   Investors Title Co.                                    71,033
    86,000   Meadowbrook Insurance Group, Inc.*                    436,880
     3,300   The Midland Co.                                        82,335
     4,800   Navigators Group, Inc.*                               138,144
     3,800   NYMAGIC, Inc.                                          96,140
     6,100   PMA Capital Corp., Class A*                            37,027
     9,500   PXRE Group Ltd.                                       265,430
     1,200   Safety Insurance Group, Inc.                           22,800
    17,600   SCPIE Holdings, Inc.                                  144,320
    59,100   Vesta Insurance Group, Inc.                           257,676
                                                              -------------
                                                                 2,422,528
                                                              -------------
             INTERNET - 3.04%
     8,000   Answerthink, Inc.*                                     61,760
     7,900   Apropos Technology, Inc.*                              44,635
     9,700   Blue Martini Software, Inc.*                           49,955
    12,500   BroadVision, Inc.*                                     76,625
     5,500   Captiva Software Corp.*                                76,120
     6,700   Chordiant Software, Inc.*                              35,108
    13,600   Corillian Corp.*                                       67,320
     6,400   Cryptologic, Inc.                                      95,680
    38,800   E-Loan, Inc.*                                         120,668
     9,000   ePlus, inc.*                                          116,730
     7,400   InsWeb Corp.*                                          37,000
    13,800   Interland, Inc.*                                       56,994
    11,400   Loudeye Corp.*                                         20,976
    15,100   Modem Media, Inc.*                                     98,150
     9,500   Netopia, Inc.*                                        116,470
    13,900   Onvia.com, Inc.*                                       62,133
     4,400   QRS Corp.*                                             24,816
    15,700   Quovadx, Inc.*                                         57,776
    15,400   TeleCommunication Systems, Inc.*                      110,880
     4,300   TriZetto Group*                                        33,325
    17,200   WatchGuard Technologies, Inc.*                        134,504
                                                              -------------
                                                                 1,497,625
                                                              -------------
             INVESTMENT COMPANIES - 0.07%
     4,200   Medallion Financial Corp.*                             36,330
                                                              -------------
                                                                    36,330
                                                              -------------

                See accompanying Notes to Financial Statements.

             IRON/STEEL - 0.93%
    19,000   Material Sciences Corp.*                              209,000
    18,400   Oregon Steel Mills, Inc.*                             139,104
     4,200   Ryerson Tull, Inc.                                     54,978
     2,800   Steel Technologies, Inc.                               54,096
                                                              -------------
                                                                   457,178
                                                              -------------
             LEISURE TIME - 0.48%
     7,650   Marine Products Corp.                                 107,024
     7,100   Navigant International, Inc.*                         127,800
                                                              -------------
                                                                   234,824
                                                              -------------
             LODGING - 0.40%
     7,900   Monarch Casino & Resort, Inc.*                        109,652
    13,300   WestCoast Hospitality Corp.*                           87,780
                                                              -------------
                                                                   197,432
                                                              -------------
             MACHINERY-DIVERSIFIED - 1.03%
    10,400   Alamo Group, Inc.                                     180,856
     5,200   Cascade Corp.                                         105,560
    13,600   Gehl Co.                                              220,986
                                                              -------------
                                                                   507,402
                                                              -------------
             MEDIA - 0.46%
    23,400   Digital Generation Systems*                            35,334
     6,000   Point.360*                                             26,400
     6,000   Thomas Nelson, Inc.                                   163,320
                                                              -------------
                                                                   225,054
                                                              -------------
             METAL FABRICATE/HARDWARE - 0.55%
    10,500   Intermet Corp.                                         47,250
     6,400   NN, Inc.*                                              74,688
     5,900   Northwest Pipe Co.*                                    85,550
     6,700   Sun Hydraulics, Inc.                                   64,421
                                                              -------------
                                                                   271,909
                                                              -------------
             MINING - 0.08%
     8,100   Richmont Mines, Inc.*                                  38,313
                                                              -------------
                                                                    38,313
                                                              -------------
             MISCELLANEOUS MANUFACTURING - 0.44%
    10,300   Hexcel Corp.*                                          74,984
    13,900   Lydall, Inc.*                                         141,780
                                                              -------------
                                                                   216,764
                                                              -------------
             OIL & GAS - 2.59%
    18,500   Brigham Exploration Co.*                              135,975
    23,900   Carrizo Oil & Gas, Inc.*                              173,275
    13,400   Giant Industries, Inc.                                277,380
    15,400   Parallel Petroleum Corp.*                              68,992
    51,600   Parker Drilling Co.*                                  215,172
    36,800   Petroquest Energy, Inc.*                              131,376
     2,800   Prima Energy Corp.*                                    96,740
    22,000   Wiser Oil Co.                                         177,100
                                                              -------------
                                                                 1,276,010
                                                              -------------
             OIL & GAS SERVICES - 0.77%
     6,200   Gulf Island Fabrication, Inc.*                        126,108
     6,900   NATCO Group, Inc.*                                     50,232
    44,300   Trico Marine Services, Inc.*                           52,717
    10,000   Willbros Group, Inc.*                                 150,100
                                                              -------------
                                                                   379,157
                                                              -------------

                See accompanying Notes to Financial Statements.

             PACKAGING & CONTAINERS - 0.28%
     1,800   Greif, Inc., Class A                                   62,892
       600   Intertape Polymer Group, Inc.                           5,880
     6,800   Polyair Inter Pack, Inc.*                              70,244
                                                              -------------
                                                                   139,016
                                                              -------------
             PHARMACEUTICALS - 6.33%
     2,200   Allos Therapeutics, Inc.*                              10,560
    17,700   Anika Therapeutics, Inc.*                             146,733
    92,100   Aradigm Corp.*                                        213,672
     8,900   Biopure Corp.*                                         14,062
     3,500   Bradley Pharmaceuticals, Inc.*                         88,130
     9,400   Collagenex Pharmaceuticals, Inc.*                     125,208
    24,600   Corixa Corp.*                                         157,509
     5,600   Discovery Laboratories, Inc.*                          68,264
     4,500   Emisphere Technologies, Inc.*                          29,741
    45,700   Guilford Pharmaceuticals, Inc.*                       330,411
     2,700   Hi-Tech Pharmacal Co., Inc.*                           52,785
    12,100   Inkine Pharmaceutical Co., Inc.*                       62,799
     3,000   Intrabiotics Pharmaceuticals, Inc.*                    50,400
    12,600   La Jolla Pharmaceutical Co.*                           34,776
     3,300   National Medical Health Card Systems, Inc.*            84,117
    16,500   Nature's Sunshine Products, Inc.                      244,860
     4,450   Neogen Corp.*                                          82,147
    13,000   Neurogen Corp.*                                       109,980
    12,800   Noven Pharmaceuticals, Inc.*                          274,816
     3,700   Pharmacopeia, Inc.*                                    74,444
     7,200   Pharmacyclics, Inc.*                                   96,984
    21,600   Theragenics Corp.*                                    116,208
    74,200   Titan Pharmaceuticals, Inc.*                          372,484
    45,400   Vivus, Inc.*                                          275,578
                                                              -------------
                                                                 3,116,667
                                                              -------------
             REITS - 1.55%
     4,500   American Home Mortgage Investment Corp.               129,600
    30,400   Boykin Lodging Co.                                    282,112
     2,900   Capstead Mortgage Corp.                                53,505
     5,700   Equity Inns, Inc.                                      52,440
     5,800   LaSalle Hotel Properties                              136,880
     2,400   One Liberty Properties, Inc.                           54,120
     5,000   Winston Hotels, Inc.                                   52,700
                                                              -------------
                                                                   761,357
                                                              -------------
             RETAIL - 5.07%
     5,800   Blue Rhino Corp.*                                      98,252
    23,700   Books-A-Million, Inc.*                                151,680
    10,400   Checkers Drive-In Restaurants, Inc.*                  126,360
    12,400   Dave & Buster's, Inc.*                                186,620
     7,700   Duckwall-ALCO Stores, Inc.*                           112,420
    32,400   EZCORP., Inc.*                                        333,072
     7,900   Finlay Enterprises, Inc.*                             142,279
     5,500   First Cash Financial Services, Inc.*                  184,965
    16,200   Friedman's, Inc., Class A                              93,960
     5,500   Gadzooks, Inc.*                                         7,178
     4,600   GameStop Corp.*                                        82,892
     8,000   GTSI Corp.*                                            96,968
       750   Jos. A. Bank Clothiers, Inc.*                          27,000
     1,600   Kenneth Cole Productions, Inc.                         54,560
     6,800   The Pantry, Inc.*                                     135,456
     6,500   Party City Corp.*                                      96,785
     9,300   PriceSmart, Inc.*                                      62,124
     6,300   Rex Stores Corp.*                                      99,162
     3,900   The Sportsman's Guide, Inc.*                           79,950
     7,000   Total Entertainment Restaurant Corp.*                  97,650
     6,200   World Fuel Services Corp.                             227,726
                                                              -------------
                                                                 2,497,059
                                                              -------------

                See accompanying Notes to Financial Statements.

             SAVINGS & LOANS - 3.58%
     1,400   Alliance BanCorp. of New England, Inc.                 56,980
     5,900   Camco Financial Corp.                                  96,583
     2,100   Coastal BanCorp., Inc.                                 86,835
     1,200   First Federal Bancshares of Arkansas, Inc.             25,056
     4,600   Hawthorne Financial Corp.*                            202,354
     4,840   HF Financial Corp.                                     85,063
     1,760   Home Federal BanCorp.                                  46,904
     7,000   ITLA Capital Corp.*                                   346,220
     6,000   Pacific Premier BanCorp., Inc.*                        80,394
    13,800   Provident Financial Holdings, Inc.                    358,524
     4,800   Quaker City BanCorp., Inc.                            261,120
     4,500   United Community Financial Corp.                       58,635
     1,100   WSFS Financial Corp.                                   55,187
                                                              -------------
                                                                 1,759,855
                                                              -------------
             SEMICONDUCTORS - 1.82%
     3,900   August Technology Corp.*                               58,500
    28,400   AXT, Inc.*                                             92,584
    12,100   Celeritek, Inc.*                                       39,325
     2,400   Diodes, Inc.*                                          52,344
     4,600   Hifn, Inc.*                                            53,130
     2,100   Integrated Silicon Solutions, Inc.*                    37,254
    21,900   Microtune, Inc.*                                       51,137
     9,400   PLX Technology, Inc.*                                 101,238
     9,100   Richardson Electronics Ltd.                           110,201
     9,000   Therma-Wave, Inc.*                                     35,100
    16,200   Three-Five Systems, Inc.*                             106,110
     4,800   Trio Tech International*                               21,360
     7,600   Virage Logic Corp.*                                    70,285
     8,800   White Electronic Designs Corp.*                        67,320
                                                              -------------
                                                                   895,887
                                                              -------------
             SOFTWARE - 5.65%
    25,800   Actuate Corp.*                                         83,334
    18,000   American Software, Class A                            120,600
    16,100   Bottomline Technologies, Inc.*                        156,170
    11,800   Captaris, Inc.*                                        64,900
     6,200   Concur Technologies, Inc.*                             69,440
     8,900   Digi International, Inc.*                              87,843
    23,200   DocuCorp. International, Inc.*                        272,368
     6,700   EPIQ Systems, Inc.*                                   109,746
    32,600   Indus International, Inc.*                            109,862
    19,600   Intercept, Inc.*                                      238,924
     3,500   ManTech International Corp.*                           71,715
     6,400   MAPICS, Inc.*                                          51,712
     5,900   MapInfo Corp.*                                         75,284
     6,200   Mediware Information Systems*                         109,802
    12,600   Moldflow Corp.*                                       126,630
     2,200   Omnicell, Inc.*                                        43,582
     5,800   PDF Solutions, Inc.*                                   66,758
    16,800   Peerless Systems Corp.*                                33,600
    11,000   Pervasive Software, Inc.*                              76,670
     6,600   QAD, Inc.*                                             87,582
    43,100   Radica Games Ltd.                                     390,055
    16,100   Roxio, Inc.*                                           71,967
     5,400   The SCO Group, Inc.*                                   46,494
     2,700   Tecnomatix Technologies Ltd.*                          36,963
     3,900   Ultimate Software Group, Inc.*                         53,235
    31,900   Vastera, Inc.*                                        123,772
                                                              -------------
                                                                 2,779,008
                                                              -------------

                See accompanying Notes to Financial Statements.

             TELECOMMUNICATIONS - 4.81%
    26,100   Aether Systems, Inc.*                                 121,365
    12,300   Avici Systems, Inc.*                                  167,526
    27,900   Aware, Inc.*                                          110,205
    10,200   Boston Communications Group*                          120,870
    10,100   California Amplifier, Inc.*                           135,138
    15,700   Channell Commercial Corp.*                             66,176
     8,400   Computer Network Technology Corp.*                     67,200
    18,200   Cosine Communications, Inc.*                          119,756
     6,100   CT Communications, Inc.                                84,363
    22,400   Forgent Networks, Inc.*                                33,600
    45,400   Hypercom Corp.*                                       360,476
     2,400   Intrado, Inc.*                                         46,440
    44,000   Lantronix, Inc.*                                       60,720
    40,000   Metro One Telecommunications, Inc.*                    92,000
     4,100   North Pittsburgh Systems, Inc.                         82,533
    12,200   Oplink Communications, Inc.*                           30,622
    14,800   Optical Communication Products, Inc.*                  48,692
    30,200   Paradyne Networks, Inc.*                              112,646
     2,955   SafeNet, Inc.*                                        110,916
     4,800   Shenandoah Telecom Co.                                109,680
    18,300   Sirenza Microdevices, Inc.*                            81,252
     4,900   Symmetricom, Inc.*                                     43,953
    10,100   TALK America Holdings, Inc.*                           85,547
     4,600   Tollgrade Communications, Inc.*                        73,416
    34,600   Turnstone Systems, Inc.*                                4,377
                                                              -------------
                                                                 2,369,468
                                                              -------------
             TEXTILES - 0.16%
     7,300   Culp, Inc.*                                            75,190
       500   Quaker Fabric Corp.                                     4,490
                                                              -------------
                                                                    79,680
                                                              -------------
             TOYS/GAMES/HOBBIES - 0.20%
     6,800   Department 56*                                        100,504
                                                              -------------
                                                                   100,504
                                                              -------------
             TRANSPORTATION - 1.69%
     8,700   Celadon Group, Inc.*                                  144,681
     3,500   Dynamex, Inc.*                                         49,280
     1,900   Maritrans, Inc.                                        29,849
     6,200   Marten Transport Ltd.*                                117,800
    13,366   P.A.M. Transportation Services*                       231,232
     7,000   RailAmerica, Inc.*                                     84,350
     9,200   US Xpress Enterprises, Inc., Class A*                 130,732
     4,500   USA Truck, Inc.*                                       43,470
                                                              -------------
                                                                   831,394
                                                              -------------

           TOTAL COMMON STOCKS (COST $44,368,120)               48,570,366
                                                              -------------


           EXCHANGE TRADED FUND - 0.62%
     2,600   iShares Russell 2000 Index Fund                       305,760
                                                              -------------

           TOTAL EXCHANGE TRADED FUND (COST $308,019)              305,760
                                                              -------------

                See accompanying Notes to Financial Statements.

Principal
  Amount
----------
           SHORT-TERM INVESTMENT - 0.52%
   254,027   UMB Bank, n.a., Money Market Fiduciary
             Demand Deposit                                        254,027
                                                              -------------

           TOTAL SHORT-TERM INVESTMENT (COST $254,027)             254,027
                                                              -------------

           TOTAL INVESTMENTS (COST $44,930,166) - 99.8%         49,130,153

             Other Assets less Liabilities - 0.2%                   99,914
                                                              -------------

           TOTAL NET ASSETS - 100.0%
             (equivalent to $11.15 per share; unlimited
             shares of $1.00 par value capital shares
             authorized; 4,414,367 shares outstanding)         $49,230,067
                                                              =============

             *Non-income producing security

                See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2004 (UNAUDITED)


ASSETS:
Investments at value (cost $44,930,166)                        $49,130,153
Receivable for investment securities sold                          179,543
Dividends and interest receivable                                   18,585
Prepaid expenses                                                    45,879
                                                             -------------

Total assets                                                    49,374,160
                                                             -------------

LIABILITIES:
Accrued investment advisory fees                                    39,515
Payable for capital stock redeemed                                  78,396
Other accrued expenses                                              26,182
                                                             -------------

Total liabilities
                                                                   144,093
                                                             -------------

NET ASSETS                                                     $49,230,067
                                                             =============

NET ASSETS CONSIST OF:
Paid-in-capital                                                $44,388,183
Accumulated net investment loss                                   (158,195)
Accumulated net realized gain
    on investments                                                 800,092
Net unrealized appreciation
    on investments                                               4,199,987
                                                             -------------

TOTAL NET ASSETS                                               $49,230,067
                                                             =============

SHARES OUTSTANDING                                               4,414,367

NET ASSET VALUE AND
    REDEMPTION PRICE PER SHARE
    (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                      $11.15
                                                                    ======

            See accompanying Notes to Financial Statements.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                             STATEMENT OF OPERATIONS
                        FOR THE PERIOD NOVEMBER 7, 2003*
                          TO MARCH 31, 2004 (UNAUDITED)




INVESTMENT INCOME:
Dividend income (net of $42 non-reclaimable                       $147,653
    foreign withholding taxes)
Interest income                                                      2,169
                                                             -------------
                                                                   149,822
                                                             -------------
EXPENSES:
Investment advisory fees                                            64,324
Administration and fund accounting fees                             27,838
Custody fees                                                        27,270
Offering costs                                                      21,755
Organization costs                                                  13,431
Transfer agent fees and expenses                                    10,032
Legal fees                                                           9,127
Audit fees                                                           8,503
Trustees' fees and expenses                                          3,630
Federal and state registration fees                                  3,295
Reports to shareholders                                              1,596
Miscellaneous                                                       17,216
                                                             -------------

Net expenses                                                       308,017
                                                             -------------

Net investment loss                                               (158,195)
                                                             -------------

REALIZED AND UNREALIZED GAIN:

Net realized gain on investments                                   800,092
Change in net unrealized appreciation
    on investments                                               4,199,987
                                                             -------------

Net gain on investments                                          5,000,079
                                                             -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $4,841,884
                                                             =============


*Inception.


             See accompanying Notes to Financial Statements.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                            11/7/03* TO 3/31/04
                                                                (UNAUDITED)

OPERATIONS:
Net investment loss                                             $ (158,195)
Net realized gain on investments                                   800,092
Change in net unrealized appreciation on investments             4,199,987
                                                             -------------
Net increase in net assets resulting from operations             4,841,884
                                                             -------------

CAPITAL SHARE TRANSACTIONS :
Proceeds from 4,713,619 shares issued                           47,624,320
Cost of 309,252 shares redeemed                                 (3,336,137)
                                                             -------------
Net increase from capital transactions                          44,288,183
                                                             -------------

TOTAL INCREASE IN NET ASSETS                                    49,130,067

NET ASSETS:
Beginning of period                                                100,000
                                                                  --------

End of period                                                  $49,230,067
                                                             =============

*Inception.

                See accompanying Notes to Financial Statements.

               LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                              FINANCIAL HIGHLIGHTS

          FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        11/7/03* TO 3/31/04
                                                             (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                                  (0.04)
Net realized and unrealized gain
    on investments                                                    1.19
                                                                  --------

TOTAL FROM INVESTMENT OPERATIONS                                      1.15
                                                                  --------


NET ASSET VALUE, END OF PERIOD                                      $11.15
                                                                  ========

TOTAL RETURN                                                        11.50% (1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000's)                               $49,230

Ratio of net expenses to average net assets                          1.78% (2)

Ratio of net investment loss to average net assets                 (0.91)% (2)

Portfolio turnover rate                                                20% (1)


*Inception.
(1) Not Annualized.
(2) Annualized.

            See accompanying Notes to Financial Statements.

                   LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2004
                                   (Unaudited)


1.    ORGANIZATION

Lotsoff Capital Management Equity Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists solely of the Micro Cap Fund (the "Fund"). The Micro Cap Fund commenced operations on November 7, 2003.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

      (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at mean of the current bid and asked prices on the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      (b) Organization and Offering Costs - Organization costs consist of costs incurred to establish the company and enable it legally to do business. The Fund expenses organization costs as incurred. Fees related to preparing the Fund's initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

      (c) Federal Income Taxes - The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      (d) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and post-October capital losses.

      (e) Other - The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                 March 31, 2004
                                   (Unaudited)


3.    INVESTMENT ADVISORY AGREEMENT

The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.95%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00%, the Adviser will reimburse the Fund for the amount of such excess.

4.    INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $51,512,131 and $7,540,241, respectively for the period November 7, 2003 (inception) to March 31, 2004.

5.    FEDERAL INCOME TAX INFORMATION

At March 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                  Cost of Investments                 $ 44,947,253
                                                      ============

                  Gross Unrealized Appreciation       $  6,154,905
                                                      ------------
                  Gross Unrealized Depreciation         (1,972,005)
                                                      ------------

                  Net Unrealized Appreciation
                        on Investments                $  4,182,900
                                                      ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

--------------------------------------------------------------------------------
                UMB Distribution Services, LLC, Distributor
                                P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877.568.7633
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:   /s/ Seymour N. Lotsoff
    --------------------------------------------
      Seymour N. Lotsoff
      President

Date: June 1, 2004
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Seymour N. Lotsoff
    --------------------------------------------
      Seymour N. Lotsoff
      President

Date: June 1, 2004
      ------------------------------------------


By:   /s/ Margaret M. Baer
    --------------------------------------------
      Margaret M. Baer
      Secretary and Treasurer

Date: June 1, 2004
      ------------------------------------------